PRIVATE PLACEMENT (Details) - Private Placement - USD ($)		3 Months Ended
	Dec. 15, 2020	Mar. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	275,000
Price of warrants	$ 10.00
Aggregate purchase price	$ 2,750,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	275,000	275,000
Price of warrants	$ 10.00	$ 10.00
Aggregate purchase price	$ 2,750,000	$ 2,750,000
Number of shares in a unit	1	1
Number of warrants in a unit	0.5	0.5
Number of shares per warrant	1	1
Exercise price of warrant	$ 11.50	$ 11.50